Net Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of diluted net loss per share attributable to common stockholders
The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted
basis):

	Three Months Ended March 31,
	2021	2022
Convertible preferred stock	98,029,647	98,029,647
Contingently redeemable convertible common stock	—	2,350,427
Common stock options	22,273,364	21,845,756
Restricted stock units	—	2,741,646
Convertible preferred stock warrants	625,629	625,629
Common stock warrants	561,851	585,321
Shares subject to repurchase	468,764	14,063

Total	121,959,255	126,192,489

The following potentially dilutive were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have been anti-dilutive (on an as-converted
basis):

	Year Ended December 31,
	2019	2020	2021
Convertible preferred stock	72,685,196	98,029,647	98,029,647
Common stock options	15,466,163	15,925,992	23,708,957
Restricted stock units	—	—	1,511,191
Convertible preferred stock warrants	561,851	625,629	625,629
Common stock warrants	531,965	561,851	585,321
Shares subject to repurchase	22,300	1,049,034	69,513

Total	89,267,475	116,192,153	124,530,258